Concentration of Customers - Schedule of Trade Accounts Receivable from Certain Customers (Detail) - Accounts Receivable [Member] - Customer Concentration Risk [Member]	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
GE [Member]
Concentration Risk [Line Items]
Percentage of Total	26.70%	24.90%	26.50%
Vestas [Member]
Concentration Risk [Line Items]
Percentage of Total	36.10%	26.20%	27.90%
Nordex Group [Member]
Concentration Risk [Line Items]
Percentage of Total	30.10%	26.80%	39.30%
Gamesa [Member]
Concentration Risk [Line Items]
Percentage of Total	4.60%	16.20%	4.10%